UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3906
                                            --------

               PC&J Performance Fund
               ---------------------
     (Exact name of registrant as specified in charter)

     7812 McEwen Road, Suite 400, Dayton, Ohio  45459
     ------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 7812 McEwen Road, Suite 400, Dayton, Ohio  45459
     --------------------------------------------------------------------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       September 30, 2013
                         -------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.









ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013
(UNAUDITED)



                                            PERCENT
                                             OF NET       NUMBER OF
SECURITY                                     ASSETS        SHARES       VALUE
----------------------------------------    --------      ---------    --------
----------------------------------------

COMMON STOCKS

Energy:                                         0.0%
 Eagleford Energy Inc. 1,4                                  250,000    $ 2,500
 (Cost $50,000)

Information Technology:                         0.0
 Rackwise Inc. 1,4                                            1,833          0
 (Cost $112,500)

TOTAL COMMON STOCKS
 (Cost $162,500)                                0.0                      2,500


WARRANTS                                        0.0
 Eagleford Energy Inc. Warrants 1,2,3,4                     125,000          0
 5-10-2015 (Cost $0)
 Sionix Corporation Warrants 1,2,3                          416,666          0
 8-30-2015 (Cost $0)
 Sionix Corporation Warrants 1,2,3                          208,335          0
 10-13-2015 (Cost $0)
 Sionix Corporation Warrants 1,2,3                          208,335          0
 4-5-2016 (Cost $0)
 Rackwise Inc. Warrants 1,2,3,4                             300,000          0
 11-18-2016 (Cost $0)
 Rackwise Inc. Warrants 1,2,3,4                             250,000          0
 12-11-2017 (Cost $0)


TOTAL WARRANTS
 (Cost $0)                                                                   0


TOTAL INVESTMENTS
 (Cost $162,500) 5                              0.0                      2,500


ASSETS LESS OTHER LIABILITIES                   0.0                     (2,500)

 PC&J PERFORMANCE FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
SEPTEMBER 30, 2013
(UNAUDITED)



                                              PERCENT
                                               OF NET       NUMBER OF
SECURITY                                       ASSETS       SHARES/PAR    VALUE
----------------------------------------     --------      ---------    --------
----------

NET ASSETS                                       0.0%                    $    0





























1   Non-income producing security.
2   Security has been deemed illiquid.  At September 30, 2013, the aggregate value of illiquid securities was $0, which is 0.0% of the Fund's net assets.
3 Security valued according to "good faith pricing" guidelines. (See Note A) 4 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2013, the aggregate amount of Rule 144A securities was $2,500, which is 0.0% of the Fund's net assets.
5 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation.

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2013
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the quarter ended September 30, 2013, aggregated $93,291 and $2,353,153, respectively.
At September 30, 2013, gross unrealized appreciation on investments was $0 and gross unrealized depreciation on investments was $160,000 for a net unrealized depreciation of $160,000 for financial reporting and federal income tax purposes.

B.  FAIR  VALUE  MEASUREMENTS
GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.
Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:
Level  1  -  quoted  prices  in  active  markets  for  identical  securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.
Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).
All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value.
One security, valued at $2,500, was transferred from Level 1 to Level 2. There were no other transfers in and out of Levels 1, 2 and 3 during the period. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used to value the Fund's securities as of September 30, 2013.





NOTES TO SCHEDULE OF INVESTMENTS (Concluded)
September 30, 2013
(UNAUDITED)



                                          Level 1   Level 2   Level 3   Total
Security Type                            Investments in Securities ($000)
Common Stocks and Exchange Traded Funds  $      -  $      3  $      -  $    3
Warrants                                        -         -         -       0
Total                                    $      0  $      3  $      0  $    3
                                         --------  --------  --------  ------









ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 14, 2013 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Performance Fund
                 ---------------------

By:
October 16, 2013          /s/________________________________________________
----------------
Date                      Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
October 16, 2013          /s/________________________________________________
----------------
Date                     James M. Johnson, President

By:
October 16, 2013          /s/________________________________________________
----------------
Date                      Kathleen Carlson, Treasurer